JPMorgan Emerging Markets Equity Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JHUJX; R3/JHURX; R4/JHUKX; R5/JEMOX; R6/JEMWX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide high total return.